UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22376

PIMCO Equity Series VIT

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Equity Series VIT

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (800) 927-4648

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Table of Contents

PIMCO EqS Pathfinder PortfolioTM

Consolidated Schedule of Investments

PIMCO EqS Pathfinder PortfolioTM

March 31, 2012 (Unaudited)

	0000000000	0000000000
	SHARES	MARKET VALUE (000s)
COMMON STOCKS 90.7%
BERMUDA 6.5%
ENERGY 3.0%
North Atlantic Drilling Ltd.	3,077,543	$5,944
Seadrill Ltd.	223,835	8,405

		14,349

FINANCIALS 3.5%
Hiscox Ltd.	1,011,892	6,412
Lancashire Holdings Ltd.	834,820	10,488

		16,900

Total Bermuda		31,249

BRAZIL 1.0%
FINANCIALS 1.0%
Itau Unibanco Holding S.A. SP - ADR	256,175	4,916

Total Brazil		4,916

CANADA 1.8%
ENERGY 0.7%
Cameco Corp.	154,112	3,312

MATERIALS 1.1%
Kinross Gold Corp.	283,651	2,777
Silver Wheaton Corp.	75,557	2,508

		5,285

Total Canada		8,597

DENMARK 2.3%
CONSUMER STAPLES 1.7%
Carlsberg A/S	99,326	8,240

FINANCIALS 0.6%
Jyske Bank A/S (a)	83,722	2,653

Total Denmark		10,893

FAEROE ISLANDS 0.4%
CONSUMER STAPLES 0.3%
Bakkafrost P/F	199,159	1,333

FINANCIALS 0.1%
BankNordik P/F	52,480	724

Total Faeroe Islands		2,057

FRANCE 12.3%
CONSUMER DISCRETIONARY 2.2%
Eutelsat Communications S.A.	201,394	7,449
JCDecaux S.A. (a)	109,825	3,356

		10,805

CONSUMER STAPLES 6.7%
Carrefour S.A.	341,156	8,177
Danone	182,633	12,740
L’Oreal S.A.	21,550	2,659
Pernod-Ricard S.A.	86,614	9,056

		32,632

ENERGY 0.5%
Bourbon S.A.	83,881	2,498

INDUSTRIALS 1.3%
Teleperformance S.A.	216,278	6,181

UTILITIES 1.6%
Suez Environnement Co.	236,944	3,635
Veolia Environnement S.A.	235,449	3,901

		7,536

Total France		59,652

	0000000000	0000000000

GERMANY 1.4%
HEALTH CARE 0.5%
Rhoen Klinikum AG	110,904	2,226

INDUSTRIALS 0.3%
Kloeckner & Co. SE	93,597	1,357

UTILITIES 0.6%
E.ON AG	130,509	3,127

Total Germany		6,710

GUERNSEY, CHANNEL ISLANDS 0.9%
FINANCIALS 0.9%
Resolution Ltd.	1,085,376	4,535

Total Guernsey, Channel Islands		4,535

HONG KONG 3.6%
CONSUMER DISCRETIONARY 0.4%
Television Broadcasts Ltd.	286,000	1,927

FINANCIALS 2.8%
AIA Group Ltd.	2,921,200	10,724
First Pacific Co. Ltd.	2,526,000	2,798

		13,522

INDUSTRIALS 0.4%
Jardine Matheson Holdings Ltd.	20,300	1,017
Jardine Strategic Holdings Ltd.	23,700	724

		1,741

Total Hong Kong		17,190

ISRAEL 0.6%
HEALTH CARE 0.6%
Teva Pharmaceutical Industries Ltd. SP - ADR	68,846	3,102

Total Israel		3,102

JAPAN 2.1%
INDUSTRIALS 0.5%
FANUC Corp.	14,100	2,526

INFORMATION TECHNOLOGY 1.6%
Nintendo Co. Ltd.	48,717	7,399

Total Japan		9,925

NETHERLANDS 5.8%
CONSUMER STAPLES 1.3%
CSM	359,506	6,459

ENERGY 0.8%
Royal Dutch Shell PLC ‘A’	105,104	3,676

FINANCIALS 1.4%
ING Groep NV - Dutch Certificate (a)	827,071	6,888

INFORMATION TECHNOLOGY 0.7%
Gemalto NV	49,524	3,270

TELECOMMUNICATION SERVICES 1.6%
Koninklijke KPN NV	698,996	7,691

Total Netherlands		27,984

NORWAY 1.6%
CONSUMER STAPLES 1.1%
Marine Harvest ASA	9,741,864	5,029

INDUSTRIALS 0.5%
Orkla ASA	322,316	2,552

Total Norway		7,581

	0000000000	0000000000

SINGAPORE 0.8%
FINANCIALS 0.0%
Great Eastern Holdings Ltd.	1,160	13

INDUSTRIALS 0.8%
Keppel Corp. Ltd.	452,700	3,956

Total Singapore		3,969

SOUTH AFRICA 1.0%
MATERIALS 1.0%
AngloGold Ashanti Ltd. SP - ADR	128,956	4,761

Total South Africa		4,761

SOUTH KOREA 0.4%
CONSUMER DISCRETIONARY 0.4%
GS Home Shopping, Inc.	21,083	2,097

Total South Korea		2,097

SPAIN 0.3%
CONSUMER STAPLES 0.3%
Distribuidora Internacional de Alimentacion S.A. (a)	270,409	1,340

Total Spain		1,340

SWEDEN 0.9%
INDUSTRIALS 0.9%
Loomis AB	315,094	4,501

Total Sweden		4,501

SWITZERLAND 4.5%
CONSUMER STAPLES 1.4%
Nestle S.A.	105,866	6,661

FINANCIALS 0.6%
Swiss Re AG	40,857	2,609

HEALTH CARE 1.4%
Roche Holding AG	39,184	6,819

INDUSTRIALS 0.6%
Schindler Holding AG	25,635	3,065

MATERIALS 0.5%
Sika AG	1,086	2,349

Total Switzerland		21,503

UNITED KINGDOM 12.2%
CONSUMER DISCRETIONARY 0.4%
British Sky Broadcasting Group PLC	187,957	2,033

CONSUMER STAPLES 7.4%
British American Tobacco PLC	281,362	14,174
Imperial Tobacco Group PLC	409,244	16,601
Reckitt Benckiser Group PLC	87,011	4,923

		35,698

ENERGY 2.7%
BP PLC	1,205,905	8,981
Ensco PLC SP - ADR	70,876	3,751

		12,732

FINANCIALS 1.7%
Barclays PLC	633,637	2,388
Lloyds Banking Group PLC (a)	10,987,550	5,913

		8,301

Total United Kingdom		58,764

UNITED STATES 30.3%
CONSUMER STAPLES 7.8%
Altria Group, Inc.	202,101	6,239
CVS Caremark Corp.	198,833	8,908
Lorillard, Inc.	82,773	10,717
Philip Morris International, Inc.	60,515	5,362
Reynolds American, Inc.	100,007	4,144
Wal-Mart Stores, Inc.	40,407	2,473

		37,843

	0000000000	0000000000

ENERGY 0.2%
Rentech, Inc. (a)	437,366	910

FINANCIALS 8.1%
Alleghany Corp. (a)	12,936	4,257
BankUnited, Inc.	253,745	6,344
Berkshire Hathaway, Inc. ‘B’ (a)	107,753	8,744
Capitol Federal Financial, Inc.	81,325	964
Northwest Bancshares, Inc.	187,287	2,378
NYSE Euronext	85,024	2,552
SLM Corp.	256,693	4,045
TFS Financial Corp. (a)	249,854	2,374
ViewPoint Financial Group	148,867	2,290
White Mountains Insurance Group Ltd. (a)	10,267	5,151

		39,099

HEALTH CARE 3.7%
Medco Health Solutions, Inc. (a)	69,135	4,860
Merck & Co., Inc.	30,043	1,154
Pfizer, Inc.	328,655	7,447
Synthes, Inc.	24,573	4,263

		17,724

INDUSTRIALS 4.2%
3M Co.	81,802	7,298
Deere & Co.	58,707	4,749
General Dynamics Corp.	38,302	2,811
Goodrich Corp.	43,447	5,450

		20,308

INFORMATION TECHNOLOGY 6.3%
Dell, Inc. (a)	337,636	5,605
Intel Corp.	410,262	11,532
Microsoft Corp.	415,933	13,414

		30,551

MATERIALS 0.0%
Rentech Nitrogen Partners LP (a)	5,610	156

Total United States		146,591

Total Common Stocks (Cost $386,528)		437,917

	UNITS
EQUITY-LINKED SECURITIES 2.4%
FRANCE 0.9%
ENERGY 0.9%
Morgan Stanley BV
Total S.A. - Exp. 08/02/2012	79,866	4,251

Total France		4,251

NETHERLANDS 1.5%
UTILITIES 1.5%
Morgan Stanley BV
Suez Environnement Co. - Exp. 03/22/2013	235,197	3,587
Veolia Environnement S.A . - Exp. 03/22/2013	232,010	3,859

Total Netherlands		7,446

Total Equity-Linked Securities (Cost $10,957)		11,697

	SHARES
EXCHANGE-TRADED FUNDS 3.7%
UNITED STATES 3.7%
SPDR Gold Trust	108,236	17,549

Total Exchange-Traded Funds (Cost $18,933)		17,549

	0000000000	0000000000

RIGHTS 0.1%
FRANCE 0.1%
HEALTH CARE 0.1%
Sanofi - Exp. 12/31/2020	310,070	419

Total Rights (Cost $341)		419

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.6%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 04/02/2012	$665	665

(Dated 03/30/2012. Collateralized by Federal Home Loan Bank 1.750% due 08/22/2012 valued at $686. Repurchase proceeds are $665.)
U.S. TREASURY BILLS 0.5%
0.168% due 09/06/2012 - 03/07/2013 (b)(e)	2,550	2,547

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (c) 2.0%
PIMCO Short-Term Floating NAV Portfolio	956,733	9,587

Total Short-Term Instruments (Cost $12,799)		12,799

PURCHASED OPTIONS (g) 0.1%
(Cost $1,001)		643

Total Investments 99.6% (Cost $430,559)		$481,024
Written Options (h) (0.2%) (Premiums $1,017)		(875)
Other Assets and Liabilities (Net) 0.6%		3,018

Net Assets 100.0%		$483,167

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Non-income producing security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Affiliated to the Portfolio.

(d)	Cash of $8,670 has been pledged as collateral as of March 31, 2012 for equity options, equity short sales, and other transactions in accordance with prime brokerage arrangements.

(e)	Securities with an aggregate market value of $2,547 have been pledged as collateral as of March 31, 2012 for OTC swap agreements, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	OTC swap agreements outstanding on March 31, 2012:

Total Return Swaps on Securities

Pay/ Receive	Underlying Reference	# of Shares	Financing Rate (1)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Rio Tinto Ltd.	23,832	3-Month USD-LIBOR less a specified spread	AUD	1,457	12/20/2012	CBK	$(109)
Receive	Rio Tinto Ltd.	30,597	3-Month USD-LIBOR plus a specified spread		1,457	12/20/2012	CBK	179

								$70

(1)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares disclosed.

(g)	Purchased options outstanding on March 31, 2012:

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	CBK	$1.200	04/04/2012	EUR	6,469	$64	$0

Options on Exchange-Traded Funds
Description		Strike Price	Expiration Date	# of Contracts		Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund		$48.000	09/22/2012		895	$163	$151

Options on Indices
Description		Index Value	Expiration Date	# of Contracts		Premium	Market Value
Call - CBOE Volatility S&P 500 Index		25.000	06/20/2012		1,945	$748	$457

Options on Securities
		Strike Price	Expiration Date	# of Contracts		Cost	Market Value
Call - CBOT Illumina, Inc.		$55.000	04/21/2012		470	$26	$35

(h) Written options outstanding on March 31, 2012:

Options on Indices
Description		Index Value	Expiration Date	# of Contracts		Premium	Market Value
Call - CBOE Volatility S&P 500 Index		40.000	06/20/2012		1,945	$198	$(117)

Options on Securities

Description	Counterparty	Strike Price		Expiration Date	# of Contracts	Notional Amount		Premium	Market Value
Put - CBOT Deere & Co.	—		$75.000	06/16/2012	64		—	$17	$(9)
Call - OTC Suez Environnement Co.	MYI	EUR	12.000	07/20/2012	—	EUR	47,214	293	(182)
Call - OTC Veolia Environnement S.A.	MYI		12.000	07/20/2012	—		46,746	509	(567)

								$819	$(758)

(i) Short sales outstanding on March 31, 2012:
Description						Shares		Proceeds	Market Value
Deutsche Boerse AG							7,946	$445	$(535)
Express Scripts, Inc.							56,000	2,505	(3,034)
Johnson & Johnson							42,015	2,729	(2,771)

								$5,679	$(6,340)

(j)	Foreign currency contracts outstanding on March 31, 2012:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	4,612	04/2012	BOA	$14	$0	$14
Sell		4,613	04/2012	HUS	17	0	17
Sell		454	04/2012	RBC	6	0	6
Buy		14,291	04/2012	UAG	0	(446)	(446)
Sell		4,612	04/2012	UAG	13	0	13
Buy		4,612	05/2012	BOA	0	(14)	(14)
Buy		4,613	05/2012	HUS	0	(17)	(17)
Buy		4,612	05/2012	UAG	0	(13)	(13)
Sell	BRL	8,523	04/2012	JPM	233	0	233
Buy		8,523	04/2012	MSC	0	(272)	(272)
Sell		8,523	06/2012	MSC	269	0	269
Sell	CAD	9,531	04/2012	BRC	4	0	4
Buy		9,531	04/2012	CBK	37	0	37
Buy		9,531	04/2012	MSC	36	0	36
Sell		9,531	04/2012	MSC	3	0	3
Buy		9,531	04/2012	RBC	36	0	36
Sell		9,531	04/2012	UAG	9	0	9
Buy		9,531	05/2012	BRC	0	(4)	(4)
Buy		9,531	05/2012	MSC	0	(2)	(2)
Buy		9,531	05/2012	UAG	0	(9)	(9)
Buy	CHF	3,201	04/2012	BRC	31	0	31
Sell		4,394	04/2012	BRC	0	(53)	(53)
Buy		173	04/2012	FBF	4	0	4
Buy		3,221	04/2012	JPM	10	0	10
Sell		1,580	04/2012	JPM	0	(5)	(5)
Sell		621	04/2012	UAG	0	(8)	(8)
Sell		3,201	05/2012	BRC	0	(31)	(31)
Sell		3,221	05/2012	JPM	0	(10)	(10)
Sell	CNY	23,798	02/2013	CBK	10	0	10
Buy		85,193	02/2013	UAG	0	(55)	(55)
Buy	DKK	49,470	04/2012	CBK	18	0	18
Sell		49,470	04/2012	GST	50	0	50
Sell		49,470	05/2012	CBK	0	(19)	(19)
Sell	EUR	30,932	04/2012	BRC	210	(18)	192
Buy		16,844	04/2012	CBK	215	0	215
Sell		5,354	04/2012	CBK	0	(129)	(129)
Buy		30,517	04/2012	FBF	287	0	287
Buy		4,786	04/2012	JPM	78	0	78
Sell		5,316	04/2012	JPM	0	(84)	(84)
Sell		10,545	04/2012	UAG	0	(42)	(42)
Sell		16,844	05/2012	CBK	0	(214)	(214)
Sell		30,517	05/2012	FBF	0	(287)	(287)
Sell		4,786	05/2012	JPM	0	(77)	(77)
Buy	GBP	6,975	04/2012	BRC	133	0	133
Buy		274	04/2012	CBK	4	0	4
Buy		6,830	04/2012	DUB	106	0	106
Buy		3,394	04/2012	FBF	18	0	18
Sell		11,870	04/2012	FBF	0	(180)	(180)
Buy		4,432	04/2012	GSC	1	0	1
Sell		11,871	04/2012	HUS	0	(218)	(218)
Sell		2,595	04/2012	JPM	0	(73)	(73)
Buy		4,431	04/2012	UAG	60	0	60
Sell		6,196	05/2012	BRC	0	(120)	(120)
Sell		6,830	05/2012	DUB	0	(106)	(106)
Sell		3,394	05/2012	FBF	0	(18)	(18)
Sell		4,432	05/2012	GSC	0	(1)	(1)
Sell		4,431	05/2012	UAG	0	(60)	(60)
Sell	HKD	39,014	05/2012	CBK	5	0	5
Sell		30,960	05/2012	HUS	6	0	6
Sell	ILS	6,757	07/2012	HUS	0	(34)	(34)
Sell	JPY	471,871	04/2012	BOA	0	(31)	(31)
Sell		458,796	04/2012	BRC	0	(29)	(29)
Sell		398,589	04/2012	CBK	0	(2)	(2)
Sell		360,844	04/2012	DUB	0	(6)	(6)
Buy		728,876	04/2012	HUS	0	(248)	(248)
Buy		1,895,154	04/2012	UAG	0	(710)	(710)
Sell		933,930	04/2012	UAG	32	(8)	24
Buy		471,871	05/2012	BOA	31	0	31
Buy		458,796	05/2012	BRC	28	0	28
Buy		398,589	05/2012	CBK	2	0	2
Buy		360,844	05/2012	DUB	6	0	6
Buy		933,930	05/2012	UAG	8	(32)	(24)
Sell	KRW	1,698,750	07/2012	CBK	8	0	8
Buy		3,001,846	07/2012	UAG	0	(26)	(26)
Buy	NOK	37,214	04/2012	BPS	59	0	59
Buy		37,214	04/2012	CBK	65	0	65
Sell		37,607	04/2012	GST	109	0	109

	000000000	000000000	000000000	000000000	000000000	000000000	000000000
Buy		37,214	04/2012	HUS	63	0	63
Sell		37,607	04/2012	HUS	104	0	104
Sell		37,606	04/2012	RBC	105	0	105
Buy		1,178	04/2012	UAG	4	0	4
Sell		37,214	05/2012	BPS	0	(59)	(59)
Buy		605	05/2012	BRC	0	0	0
Sell		37,214	05/2012	CBK	0	(64)	(64)
Sell		37,214	05/2012	HUS	0	(63)	(63)
Sell	NZD	290	04/2012	BPS	0	(2)	(2)
Buy		290	04/2012	BRC	0	(4)	(4)
Buy		290	05/2012	BPS	2	0	2
Sell	PLN	17	05/2012	JPM	0	0	0
Sell	SEK	4,759	04/2012	BPS	0	(6)	(6)
Sell		4,759	04/2012	BRC	0	(6)	(6)
Sell		4,758	04/2012	FBF	0	(6)	(6)
Buy		4,758	04/2012	GST	0	(2)	(2)
Buy		4,759	04/2012	MSC	0	(2)	(2)
Buy		4,759	04/2012	UAG	0	(2)	(2)
Buy		4,759	05/2012	BPS	6	0	6
Buy		4,759	05/2012	BRC	6	0	6
Buy		4,758	05/2012	FBF	6	0	6
Sell	SGD	378	05/2012	DUB	2	0	2
Sell	ZAR	35,136	07/2012	DUB	0	(328)	(328)

					$2,569	$(4,255)	$(1,686)

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Common Stocks
Bermuda
Energy	$5,944	$8,405	$0	$14,349
Financials	0	16,900	0	16,900
Brazil
Financials	4,916	0	0	4,916
Canada
Energy	3,312	0	0	3,312
Materials	5,285	0	0	5,285
Denmark
Consumer Staples	0	8,240	0	8,240
Financials	0	2,653	0	2,653
Faeroe Islands
Consumer Staples	0	1,333	0	1,333
Financials	724	0	0	724
France
Consumer Discretionary	0	10,805	0	10,805
Consumer Staples	0	32,632	0	32,632
Energy	0	2,498	0	2,498
Industrials	0	6,181	0	6,181
Utilities	0	7,536	0	7,536
Germany
Health Care	0	2,226	0	2,226
Industrials	0	1,357	0	1,357
Utilities	0	3,127	0	3,127
Guernsey, Channel Islands
Financials	0	4,535	0	4,535
Hong Kong
Consumer Discretionary	0	1,927	0	1,927
Financials	0	13,522	0	13,522
Industrials	0	1,741	0	1,741
Israel
Health Care	3,102	0	0	3,102
Japan
Industrials	0	2,526	0	2,526
Information Technology	0	7,399	0	7,399
Netherlands
Consumer Staples	0	6,459	0	6,459
Energy	0	3,676	0	3,676
Financials	0	6,888	0	6,888
Information Technology	0	3,270	0	3,270
Telecommunication Services	0	7,691	0	7,691
Norway
Consumer Staples	0	5,029	0	5,029
Industrials	0	2,552	0	2,552
Singapore
Financials	0	13	0	13
Industrials	0	3,956	0	3,956
South Africa
Materials	4,761	0	0	4,761
South Korea
Consumer Discretionary	0	2,097	0	2,097
Spain

	00000000000	00000000000	00000000000	00000000000
Consumer Staples	0	1,340	0	1,340
Sweden
Industrials	0	4,501	0	4,501
Switzerland
Consumer Staples	0	6,661	0	6,661
Financials	0	2,609	0	2,609
Health Care	0	6,819	0	6,819
Industrials	0	3,065	0	3,065
Materials	0	2,349	0	2,349
United Kingdom
Consumer Discretionary	0	2,033	0	2,033
Consumer Staples	0	35,698	0	35,698
Energy	3,751	8,981	0	12,732
Financials	0	8,301	0	8,301
United States
Consumer Staples	37,843	0	0	37,843
Energy	910	0	0	910
Financials	39,099	0	0	39,099
Health Care	13,461	4,263	0	17,724
Industrials	20,308	0	0	20,308
Information Technology	30,551	0	0	30,551
Materials	156	0	0	156
Equity-Linked Securities
France
Energy	0	4,251	0	4,251
Netherlands
Utilities	0	7,446	0	7,446
Exchange-Traded Funds	17,549	0	0	17,549
Rights
France
Health Care	0	419	0	419
Short-Term Instruments
Repurchase Agreements	0	665	0	665
U.S. Treasury Bills	0	2,547	0	2,547
PIMCO Short-Term Floating NAV Portfolios	9,587	0	0	9,587
Purchased Options
Equity Contracts	643	0	0	643
	$201,902	$279,122	$0	$481,024

Short Sales, at value	$(5,805)	$(535)	$0	$(6,340)

Financial Derivative Instruments (7) - Assets
Equity Contracts	0	179	0	179
Foreign Exchange Contracts	0	2,569	0	2,569
	$0	$2,748	$0	$2,748

Financial Derivative Instruments (7) - Liabilities
Equity Contracts	(126)	(858)	0	(984)
Foreign Exchange Contracts	0	(4,255)	0	(4,255)
	$(126)	$(5,113)	$0	$(5,239)

Totals	$195,971	$276,222	$0	$472,193

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2012:

Category and Subcategory (3)	Beginning Balance at 12/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 (9)
Investments, at value
Purchased Options Equity Contracts	$21	$0	$0	$0	$(207)	$186	$0	$0	$0	$0

Financial Derivative Instruments (7) – Assets
Equity Contracts	$(154)	$0	$0	$0	$146	$8	$0	$0	$0	$0

Totals	$(133)	$0	$0	$0	$(61)	$194	$0	$0	$0	$0

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

1. BASIS FOR CONSOLIDATION FOR THE PIMCO EqS PATHFINDER PORTFOLIOTM

The PIMCO Cayman Commodity Portfolio III Ltd. (the “Commodity Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of March 31, 2012 of the Commodity Subsidiary to the Portfolio (amounts in thousands).

Subsidiary	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary Net Assets	% of Portfolio Net Assets
PIMCO Cayman Commodity Portfolio III Ltd.	06/06/2011	06/20/2011	$483,167	$17,416	3.6%

2. Fair Value Measurements

U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contracts settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Investments in privately held investment funds with significant restrictions on redemptions where the inputs of the NAVs are unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser (the “Adviser”), Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Portfolio uses these fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Portfolio’s assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

3. Federal Income Tax Matters

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2012, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expect to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the PIMCO CommodityRealReturn Strategy Fund® in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the PIMCO CommodityRealReturn Strategy Fund® in which the IRS specifically concluded that income derived from the Fund’s investment in its Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the Fund. Based on such rulings, the Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through any investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Fund’s investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for income tax purposes. Note that the loss from the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for Federal income tax purposes.

As of March 31, 2012, the aggregate gross and net unrealized appreciation/depreciation of investment securities for federal tax purposes were as follows (amount in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
PIMCO EqS Pathfinder PortfolioTM	$57,657	$(7,192)	$50,465

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co.	MSC	Morgan Stanley & Co., Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	MYI	Morgan Stanley & Co. International PLC
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	RBC	Royal Bank of Canada
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
BRL	Brazilian Real	HKD	Hong Kong Dollar	PLN	Polish Zloty
CAD	Canadian Dollar	ILS	Israeli Shekel	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi	KRW	South Korean Won	USD (or $)	United States Dollar
DKK	Danish Krone	NOK	Norwegian Krone	ZAR	South African Rand
EUR	Euro

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	CBOT	Chicago Board of Trade	OTC	Over-the-Counter

Index Abbreviations:
EAFE	Europe, Australasia, and Far East Stock Index

Other Abbreviations:
LIBOR	London Interbank Offered Rate	SP - ADR	Sponsored American Depositary Receipt	SPDR	Standard & Poor’s Depository Receipts
MSCI	Morgan Stanley Capital International

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Equity Series VIT

By:	/s/ Neel T. Kashkari
Neel T. Kashkari
President and Trustee, Principal Executive Officer

Date:	May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Neel T. Kashkari
Neel T. Kashkari
President and Trustee, Principal Executive Officer

Date:	May 24, 2012

By:	/s/ John P. Hardaway
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	May 24, 2012